Property and Equipment, net (Schedule of property and equipment) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 28,936
Additions in property and equipment	308
Property and Equipment, Ending Balance	29,244
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(5,973)
Depreciation for the period	(323)
Accumulated Depreciation, Property and Equipment, Ending Balance	(6,296)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	22,963
Additions in property and equipment	308
Depreciation for the period	(323)
Property And Equipment Net, Ending Balance	$ 22,948